UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Van Kampen Value FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Van Kampen Value FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Van Kampen Value FDP Fund of FDP Series, Inc.

      By: /s/ Robert C. Doll, Jr.
          -----------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          Van Kampen Value FDP Fund of FDP Series, Inc.

      Date: April 23, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Robert C. Doll, Jr.
          -----------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          Van Kampen Value FDP Fund of FDP Series, Inc.

      Date: April 23, 2007

      By: /s/ Donald C. Burke
          -------------------
          Donald C. Burke
          Chief Financial Officer
          Van Kampen Value FDP Fund of FDP Series, Inc.

      Date: April 23, 2007

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held           Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                  1,200           L-3 Communications Holdings, Inc.                          $    104,520
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.1%                           18,700           Anheuser-Busch Cos., Inc.                                       917,796
                                           63,800           The Coca-Cola Co.                                             2,978,184
                                                                                                                       -------------
                                                                                                                          3,895,980
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                     47,800           The Bank of New York Co., Inc.                                1,941,636
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.0%                           80,500           E.I. du Pont de Nemours & Co.                                 4,085,375
                                           18,200           Rohm & Haas Co.                                                 962,052
                                                                                                                       -------------
                                                                                                                          5,047,427
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.6%                     4,400           Barclays Plc (b)                                                257,532
                                              500           PNC Financial Services Group, Inc. (c)                           36,655
                                            4,600           SunTrust Banks, Inc.                                            387,826
                                           18,300           U.S. Bancorp                                                    652,578
                                           53,000           Wachovia Corp.                                                2,934,610
                                           45,800           Wells Fargo & Co.                                             1,589,260
                                                                                                                       -------------
                                                                                                                          5,858,461
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%            13,200           Cisco Systems, Inc. (a)                                         342,408
                                           10,500           Telefonaktiebolaget LM Ericsson (b)                             375,480
                                                                                                                       -------------
                                                                                                                            717,888
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.9%             64,900           Dell, Inc. (a)                                                1,482,965
                                           13,700           Hewlett-Packard Co.                                             539,506
                                           17,600           International Business Machines Corp.                         1,636,976
                                                                                                                       -------------
                                                                                                                          3,659,447
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 8.5%      75,200           Bank of America Corp.                                         3,825,424
                                           99,100           Citigroup, Inc.                                               4,994,640
                                           38,300           JPMorgan Chase & Co.                                          1,892,020
                                                                                                                       -------------
                                                                                                                         10,712,084
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              65,200           AT&T Inc.                                                     2,399,360
Services - 4.6%                            92,500           Verizon Communications, Inc.                                  3,462,275
                                                                                                                       -------------
                                                                                                                          5,861,635
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                  10,700           American Electric Power Co., Inc.                               480,002
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.8%            51,800           CVS Corp.                                                     1,627,038
                                           65,400           Wal-Mart Stores, Inc.                                         3,158,820
                                                                                                                       -------------
                                                                                                                          4,785,858
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.5%                       46,900           Cadbury Schweppes Plc (b)                                     2,018,107
                                           43,400           Kraft Foods, Inc.                                             1,385,328
                                           86,900           Unilever NV (b)                                               2,256,793
                                                                                                                       -------------
                                                                                                                          5,660,228
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.8%    60,400           Boston Scientific Corp. (a)                                     985,124
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.3%    24,000           Cardinal Health, Inc.                                         1,682,160
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                  39,200           Kimberly-Clark Corp.                                          2,669,912
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                          4,189           Affiliated Computer Services, Inc. Class A (a)                  217,702
                                           20,100           First Data Corp.                                                513,153
                                           20,400           The Western Union Co.                                           442,068
                                                                                                                       -------------
                                                                                                                          1,172,923
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.0%            36,400           General Electric Co.                                          1,271,088
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.6%                           15,000           Aflac, Inc.                                                     708,000
                                           21,300           American International Group, Inc.                            1,429,230
                                           44,200           Chubb Corp.                                                   2,256,410
                                           11,100           Genworth Financial, Inc. Class A                                392,607
                                            5,300           Hartford Financial Services Group, Inc.                         501,168
                                           15,100           MetLife, Inc.                                                   953,565
                                           17,600           The Travelers Cos., Inc.                                        893,376
                                                                                                                       -------------
                                                                                                                          7,134,356
------------------------------------------------------------------------------------------------------------------------------------
Media - 10.3%                              19,999           Clear Channel Communications, Inc.                              723,564
                                           77,000           Comcast Corp. Class A (a)                                     1,980,440
                                            9,300           Gannett Co., Inc.                                               569,718
                                           14,990           Liberty Media Holding Corp. - Capital (a)                     1,617,121
                                           66,750           Liberty Media Holding Corp. - Interactive (a)                 1,573,298
                                           54,500           News Corp. Class B                                            1,299,280

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry                                     Held           Common Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                          118,000           Time Warner, Inc.                                          $  2,401,300
                                           62,050           Viacom, Inc. Class B (a)                                      2,422,432
                                           13,500           Walt Disney Co.                                                 462,510
                                                                                                                       -------------
                                                                                                                         13,049,663
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                     81,935           Alcoa, Inc.                                                   2,737,448
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 3.3%            114,500           International Paper Co.                                       4,123,145
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 16.5%                    34,000           Abbott Laboratories                                           1,857,080
                                          130,800           Bristol-Myers Squibb Co.                                      3,451,812
                                           47,900           Eli Lilly & Co.                                               2,521,456
                                           48,400           GlaxoSmithKline Plc (b)                                       2,718,628
                                           93,700           Pfizer, Inc.                                                  2,338,752
                                           22,600           Roche Holding AG (b)                                          2,011,644
                                           20,500           Sanofi-Aventis (b)                                              869,405
                                          100,700           Schering-Plough Corp.                                         2,364,436
                                           53,400           Wyeth                                                         2,612,328
                                                                                                                       -------------
                                                                                                                         20,745,541
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             49,000           Intel Corp.                                                     972,650
Equipment - 1.6%                            8,100           Kla-Tencor Corp.                                                419,094
                                           19,900           Texas Instruments, Inc.                                         616,104
                                                                                                                       -------------
                                                                                                                          2,007,848
------------------------------------------------------------------------------------------------------------------------------------
Software - 1.2%                            20,900           McAfee, Inc. (a)                                                629,508
                                           30,400           Microsoft Corp.                                                 856,368
                                                                                                                       -------------
                                                                                                                          1,485,876
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.7%                     7,900           Home Depot, Inc.                                                312,840
                                           17,000           Lowe's Cos., Inc.                                               553,520
                                                                                                                       -------------
                                                                                                                            866,360
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.0%          17,600           Fannie Mae                                                      998,448
                                           43,100           Freddie Mac                                                   2,766,158
                                                                                                                       -------------
                                                                                                                          3,764,606
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                             23,800           Altria Group, Inc.                                            2,005,864
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication
Services - 0.5%                            29,900           Sprint Nextel Corp.                                             576,472
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost - $104,944,452) - 91.2%           115,003,552
------------------------------------------------------------------------------------------------------------------------------------
                                                     Face
                                                   Amount   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 0.0%                           $    31,865   Brown Brothers Harriman & Co., 4.64% due 3/01/2007               31,865
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations** - 9.2%    11,600,000   Fannie Mae, 5.16% due 3/01/2007                              11,600,000
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $11,631,865) - 9.2%                                  11,631,865
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments  (Cost - $116,576,317*)  - 100.4%         126,635,417
                                                            Liabilities in Excess of Other Assets - (0.4%)                 (574,108)
                                                                                                                       -------------
                                                            Net Assets - 100.0%                                        $126,061,309
                                                                                                                       =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $116,609,447
                                                                   ============
      Gross unrealized appreciation                                $ 10,685,982
      Gross unrealized depreciation                                    (660,012)
                                                                   -------------
      Net unrealized appreciation                                  $ 10,025,970
                                                                   =============
** U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                          Purchase   Sale   Realized    Dividend
      Affiliate                             Cost     Cost     Gain       Income
      --------------------------------------------------------------------------
      PNC Financial Services Group, Inc.    ---      ---      ---        $ 825
      --------------------------------------------------------------------------
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are shown as a percent of net assets.